Income Taxes - Summary of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)
Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ (25,967)	$ (3,786)	¥ (35,196)
Provided	(4,874)	(712)	(126)
Written off	4,194	612	9,355
Balance at the end of the year	¥ (26,647)	$ (3,886)	¥ (25,967)